UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bellman Walter Capital LLC
Address:  50 California Street, Suite 2500
          San Francisco, CA 94111

Form 13F File Number:     028-13301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:
Name:    Peter K. Ashby
Title:   Chief Financial Officer
Phone:   (415) 632-4000

Signature Place and Date of Signing:



Peter K. Ashby                      San Francisco CA        May 13, 2009

Report Type (Check only one.):

_X__  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

_ _ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:            110,912 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE                 VALUE X               SH/  PUT/  INV.   OTHER
                           OF CLASS CUSIP        1000      SHARES      PRN  CALL  DISC.  MGR         VOTING AUTH
                                                                                                      SOLE SHR  NONE

AT&T STK                   COM      00206R102         1310       52000 SH         SOLE               52000    0     0
Allegiant Travel Co        COM      01748X102         6592      145000 SH         SOLE              145000    0     0
CAMERON INTERNATIONAL      COM      13342B105         4934      225000 SH         SOLE              225000    0     0
EXCO RESOURCES INC         COM      269279402         6550      655000 SH         SOLE              655000    0     0
HESS CORP                  COM      42809H107         4065       75000 SH         SOLE               75000    0     0
HEWLETT PACKARD STK        COM      428236103         4809      150000 SH         SOLE              150000    0     0
ITRON STK                  CALL     465741906          155      100000 SH   CALL  SOLE                   0    0     0
LAS VEGAS SANDS            CALL     517834907          650     1000000 SH   CALL  SOLE                   0    0     0
LAS VEGAS SANDS            COM      517834107         3436     1141520 SH         SOLE             1141520    0     0
LENDER PROCESSING SERV     COM      52602E102         6725      219700 SH         SOLE              219700    0     0
MetroPCS Com STK           COM      591708102          598       35000 SH         SOLE               35000    0     0
MICROSOFT STK              COM      594918104         3215      175000 SH         SOLE              175000    0     0
NATL SEMICONDUCT STK       COM      637640103         3081      300000 SH         SOLE              300000    0     0
NOBLE CORP                 COM      G65422100         6023      250000 SH         SOLE              250000    0     0
NOVELL STK                 COM      670006105         2982      700000 SH         SOLE              700000    0     0
PENN NATL GAMING STK       COM      707569109         2294       95000 SH         SOLE               95000    0     0
PETROHAWK ENERGY STK       COM      716495106         9615      500000 SH         SOLE              500000    0     0
POLYCOM STK                COM      73172K104         4617      300000 SH         SOLE              300000    0     0
SCHLUMBERGER STK           COM      806857108        10155      250000 SH         SOLE              250000    0     0
TRANSOCEAN                 COM      H8817H100         9709      165000 SH         SOLE              165000    0     0
US Natural STK             COM      912318102         1900      125000 SH         SOLE              125000    0     0
WALTER INDS STK            COM      93317Q105         3202      140000 SH         SOLE              140000    0     0
WESTERN DIGITAL STK        COM      958102105        10637      550000 SH         SOLE              550000    0     0
WYETH                      COM      983024100         3658       85000 SH         SOLE               85000    0     0


Q:\EDGAR EasePlus\7620-2 Bellman Walter Capital LLC\3-31-09 Form 13F\form13f.rtf